SHARE-BASED COMPENSATION - Stock Option Outstanding (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Options Outstanding, Number Outstanding | shares	3,389,379
Options Outstanding, Weighted Average Remaining Contractual Life in Years	6 years 7 months 2 days
Options Outstanding, Weighted Average Exercise Price	$ 19.48
Options Exercisable, Number Exercisable | shares	1,846,849
Options Exercisable, Weighted Average Exercise Price	$ 23.29
$4.66 - $8.60
Range of Exercise Prices Lower Range Limit	4.66
Range of Exercise Prices Upper Range Limit	$ 8.60
Options Outstanding, Number Outstanding | shares	270,043
Options Outstanding, Weighted Average Remaining Contractual Life in Years	3 years 8 months 4 days
Options Outstanding, Weighted Average Exercise Price	$ 5.83
Options Exercisable, Number Exercisable | shares	175,013
Options Exercisable, Weighted Average Exercise Price	$ 6.46
$8.74 - $13.11
Range of Exercise Prices Lower Range Limit	8.74
Range of Exercise Prices Upper Range Limit	$ 13.11
Options Outstanding, Number Outstanding | shares	1,047,219
Options Outstanding, Weighted Average Remaining Contractual Life in Years	7 years 8 months 4 days
Options Outstanding, Weighted Average Exercise Price	$ 11.41
Options Exercisable, Number Exercisable | shares	397,719
Options Exercisable, Weighted Average Exercise Price	$ 11.05
$13.40 - $20.10
Range of Exercise Prices Lower Range Limit	13.40
Range of Exercise Prices Upper Range Limit	$ 20.10
Options Outstanding, Number Outstanding | shares	1,156,775
Options Outstanding, Weighted Average Remaining Contractual Life in Years	6 years 8 months 19 days
Options Outstanding, Weighted Average Exercise Price	$ 17.07
Options Exercisable, Number Exercisable | shares	442,225
Options Exercisable, Weighted Average Exercise Price	$ 16.74
$20.30 - $30.45
Range of Exercise Prices Lower Range Limit	20.30
Range of Exercise Prices Upper Range Limit	$ 30.45
Options Outstanding, Number Outstanding | shares	453,767
Options Outstanding, Weighted Average Remaining Contractual Life in Years	6 years 4 months 6 days
Options Outstanding, Weighted Average Exercise Price	$ 28.20
Options Exercisable, Number Exercisable | shares	441,717
Options Exercisable, Weighted Average Exercise Price	$ 28.28
$31.10 - $46.65
Range of Exercise Prices Lower Range Limit	31.10
Range of Exercise Prices Upper Range Limit	$ 46.65
Options Outstanding, Number Outstanding | shares	333,075
Options Outstanding, Weighted Average Remaining Contractual Life in Years	5 years 10 months 20 days
Options Outstanding, Weighted Average Exercise Price	$ 32.54
Options Exercisable, Number Exercisable | shares	261,675
Options Exercisable, Weighted Average Exercise Price	$ 32.31
$61.80 - $92.70
Range of Exercise Prices Lower Range Limit	61.80
Range of Exercise Prices Upper Range Limit	$ 92.70
Options Outstanding, Number Outstanding | shares	128,500
Options Outstanding, Weighted Average Remaining Contractual Life in Years	5 years 3 months 29 days
Options Outstanding, Weighted Average Exercise Price	$ 71.06
Options Exercisable, Number Exercisable | shares	128,500
Options Exercisable, Weighted Average Exercise Price	$ 71.06